Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule Of Estimated Weighted Average Useful of Intangible Assets
Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated weighted average useful lives as follows:

Developed technology	5 years
Capitalized internal-use software	3 years
Customer relationships	3 years
Creative relationships	10 years
Trade name	5 years
Courses	3 years
Workforce	2 years